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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED SEPTEMBER 19, 2011
                                      TO
             THE PROSPECTUSES DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplement describes a change to the optional GMIB Max rider that will be effective for Class VA, Class VA-4, Class L-4 Year, Class C, Class XTRA 6, and Class S variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy. This change is effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on September 23, 2011.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GMIB MAX RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON SEPTEMBER 23, 2011.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses dated May 1, 2011 (as supplemented) for the contracts. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

GMIB MAX - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on September 23, 2011, and you elect the GMIB Max rider, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on February 24, 2012. You will still be permitted to transfer account value among the five GMIB Max investment portfolios. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans. Please see "Living Benefits - Description of GMIB Max and GMIB Plus III - Potential Restrictions on Subsequent Purchase Payments for GMIB Max" in the prospectus.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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Distributor:
MetLife Investors Distribution Company                Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614
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